Business Combination - Somos - Anglo (Predecessor) (Tables)	9 Months Ended
Oct. 10, 2018
Somos - Anglo (Predecessor) | Livraria Livro Facil Ltda [Member]
Preparation basis and presentation of Combined Carve-out Financial Statements
Schedule of fair values recognized in the business combination using the acquisition method of accounting
As of December 31, 2017	Fair Value
Cash and Cash Equivalents	1,013
Trade Receivables	3,349
Inventories (i)	34,250
Tax recoverable	205
Other Assets	1,615
Property, plant and equipment	514
Intangible assets (ii)	7,050
Suppliers	(34,795)
Tax Payables	(919)
Income tax and social contribution payable	(292)
Net Assets	11,990
Goodwill	11,835
Acquisition total cost	23,825

(i)

Fair values adjustments were obtained based on the market comparison technique – i.e. the fair value is determined based on the estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

(ii)

Substantially refers to “Customer Portfolio which its asset’s fair value was obtained based on the estimated revenue taking into account the contractual customer relationships existing on the acquisition date, with an average contract termination period and a nominal discount rate of 15.00% p.a. was used, which is equivalent to the Weighted Averaged Cost of Capital (“WACC”).